Income Taxes (Tables)	12 Months Ended
Apr. 30, 2013
Income Taxes [Abstract]
Summary of deferred tax assets
	April 30, 2013	April 30, 2012
Deferred tax assets	$25,172	$22,234
Less: valuation allowance	(25,172)	(22,234)
Net deferred tax asset	$-	$-